CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net (loss)/income	$ (38,282)	$ 9,405	$ 12,027
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Goodwill and intangible impairment	34,031	0	0
Provision for credit losses on finance receivables	35,690	36,424	34,617
Depreciation and amortization	1,361	1,844	2,245
Gain on investments sold - non-restricted	0	(35)	0
Deferred income taxes	(6,784)	(477)	(4,799)
Interest accrued on investment notes	2,700	2,587	2,388
Changes in:
Voluntary remediation payable	14,552	0	0
Accounts payable and accrued expenses	257	(4,853)	2,060
Deferred acquisition costs	1,406	2,976	433
Unearned premium reserves	(3,437)	(6,955)	1,628
Prepaids and other assets	1,884	(2,089)	(2,954)
Net cash provided by operating activities	43,378	38,827	47,645
Cash flows from investing activities:
Finance receivables purchased from affiliate	(143,098)	(235,077)	(239,616)
Finance receivables purchased from retail merchants	(1,450)	(11,363)	(23,327)
Finance receivables repaid	199,746	234,209	225,492
Capital expenditures	(169)	(30)	(542)
Change in restricted cash	2	105	(31)
Investments purchased	0	0	(249)
Investments matured and sold	1,350	2,613	1,685
Net cash provided/(used) in investing activities	56,381	(9,543)	(36,588)
Cash flows from financing activities:
Net (repayments)/borrowings under lines of credit	(19,240)	(210)	19,450
Proceeds from borrowings	21,715	97,797	79,002
Repayment of borrowings	(93,270)	(102,467)	(101,856)
Dividends paid to parent	(3,231)	(24,618)	(6,773)
Net cash used in financing activities	(94,026)	(29,498)	(10,177)
Net increase/(decrease) in cash and equivalents	5,733	(214)	880
Cash and cash equivalents - non-restricted, Beginning of year	1,923	2,137	1,257
Cash and cash equivalents - non-restricted, End of year	7,656	1,923	2,137
Additional cash flow information:
Interest paid	13,685	15,814	16,469
Income taxes paid	2,278	7,432	9,845
Acquisition of furniture and equipment in accrued expenses and other liabilities	$ 2,215	$ 0	$ 0